Capital management - Additional information (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended				6 Months Ended
	May 02, 2025	May 31, 2025	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Capital Management [Line Items]
Net profit after dividend reserving						€ 1,565
Dividend per ordinary share paid (in EUR per share)	€ 0.71	€ 0.710	€ 0.350	€ 0.756	€ 0.350
Proposed cash dividend, per ordinary share (in EUR per share)						€ 0.350
Share repurchase program three
Disclosure Of Capital Management [Line Items]
Share buyback programme authorized	€ 2,000
Fully-loaded
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 ratio						13.30%	13.60%
Increase (decrease) due to departure from requirement of IFRS
Disclosure Of Capital Management [Line Items]
CET1, ambition						12.50%
Maximum distributable amount, management basis points buffer						1.76%
Maximum distributable amount trigger level percentage						10.74%
Dividend pay-out ratio						50.00%